Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Fair value | Level 1 | Money market accounts
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	$ 1,864.0	$ 1,190.0
Fair value | Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Long-term debt	7,361.4	3,588.0
Carrying amount
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Long-term debt	$ 7,543.0	$ 3,811.7